UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549





                                    FORM 13F





                               FORM 13F COVER PAGE











Report for the Calendar Year or Quarter Ended:   March 31, 2013





Check here if Amendment [ ];       Amendment Number:





This Amendment (Check only one):   [ ] is a restatement.


                                   [ ] adds new holdings entries.








Institutional Investment Manager Filing this Report:





Name:    	Pure Financial Advisors, Inc.


Address:	3131 Camino del Rio N. Suite 1550
	    	San Diego, CA 92108







Form 13F File Number: 028-15445





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,


schedules, lists, and tables, are considered integral parts of this form.








Person Signing this Report on Behalf of Reporting Manager:





Name:   Benjamin S. Littman


Title:  Director of Trading


Phone:  619-814-4100








Signature, Place, and Date of Signing:





/s/

Benjamin S. Littman		San Diego, CA			April 4, 2013
----------------------------  -----------------------------  ----------------
---


        [Signature]                 [City, State]                   [Date]








Report Type (Check only one):





[X]      13F HOLDINGS REPORT.(Check here if all holdings of this


         reporting manager are reported in this report.)





[ ]      13F NOTICE. (Check here if no holdings reported in this report, and all


         holdings are reported by other reporting manager(s).)





[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE





Report Summary:











Number of Other Included Managers:   0





Form 13F Information Table Entry Total: 48





Form 13F Information Table Value Total: $175,898


                                        (thousands)








List of Other Included Managers: None








Provide a numbered list of the  name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed,


other than the manager filing this report.





[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE









                                                                VALUE    SHARES/ SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
  NAME OF ISSUER             TITLE OF CLASS         CUSIP       (x$1000) PRN AMT PRN CALL DISCRETION  MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------


ISHARES TR                   BARCLYS TIPS BD        464287 17 6 75872    625642SH         SOLE        0         0     0   625642
VANGUARD INDEX FDS           REIT ETF               922908 55 3 17041    241617SH         SOLE        0         0     0   241617
SPDR SERIES TRUST            DB INT GVT ETF         78464A 49 0 14462    232921SH         SOLE        0         0     0   232921
SPDR INDEX SHS FDS           GLB NAT RESRCE         78463X 54 1  9679    192531SH         SOLE        0         0     0   192531
ISHARES TR                   CORE TOTUSBD ETF       464287 22 6  4925     44479SH         SOLE        0         0     0    44479
VANGUARD INTL EQUITY INDEX F FTSE SMCAP ETF         922042 71 8  5149     54520SH         SOLE        0         0     0    54520
VANGUARD INDEX FDS           VALUE ETF              922908 74 4  4528     69097SH         SOLE        0         0     0    69097
VANGUARD INDEX FDS           MCAP VL IDXVIP         922908 51 2  4083     60773SH         SOLE        0         0     0    60773
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF       922042 85 8  3217     74996SH         SOLE        0         0     0    74996
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF          921943 85 8  3346     91838SH         SOLE        0         0     0    91838
VANGUARD INDEX FDS           SMALL CP ETF           922908 75 1  3104     34058SH         SOLE        0         0     0    34058
VANGUARD BD INDEX FD INC     TOTAL BND MRKT         921937 83 5  3960     47344SH         SOLE        0         0     0    47344
ISHARES TR                   S&P CAL AMTFR MN       464288 35 6  2558     22281SH         SOLE        0         0     0    22281
SPDR SERIES TRUST            BRCLYS INTL ETF        78464A 51 6  2506     42844SH         SOLE        0         0     0    42844
ISHARES TR                   S&P NA NAT RES         464287 37 4  1685     41541SH         SOLE        0         0     0    41541
ISHARES TR                   RUSSELL1000GRW         464287 61 4  1758     24625SH         SOLE        0         0     0    24625
ISHARES TR                   RUSSELL1000VAL         464287 59 8  1509     18591SH         SOLE        0         0     0    18591
ISHARES TR                   MSCI EAFE INDEX        464287 46 5  1364     23134SH         SOLE        0         0     0    23134
SPDR SERIES TRUST            SHRT INTL ETF          78464A 33 4   572     16186SH         SOLE        0         0     0    16186
VANGUARD INDEX FDS           MCAP GR IDXVIP         922908 53 8  1416     18377SH         SOLE        0         0     0    18377
PNC FINL SVCS GROUP INC      COM                    693475 10 5  1064     16000SH         SOLE        0         0     0    16000
ISHARES TR                   RUSSELL MCP VL         464287 47 3   901     15806SH         SOLE        0         0     0    15806
MERCK & CO INC NEW           COM                    58933Y 10 5   839     18988SH         SOLE        0         0     0    18988
ISHARES TR                   RUSSELL MCP GR         464287 48 1   807     11553SH         SOLE        0         0     0    11553
ISHARES TR                   RUSSELL 2000           464287 65 5   764      8090SH         SOLE        0         0     0     8090
QUALCOMM INC                 COM                    747525 10 3   705     10538SH         SOLE        0         0     0    10538
ISHARES TR                   MSCI EMERG MKT         464287 23 4   557     13027SH         SOLE        0         0     0    13027
ISHARES TR                   DJ US REAL EST         464287 73 9   626      9015SH         SOLE        0         0     0     9015
HUDSON CITY BANCORP          COM                    443683 10 7   554     64120SH         SOLE        0         0     0    64120
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER         494550 10 6   494      5500SH         SOLE        0         0     0     5500
ISHARES TR                   RUSSELL 1000           464287 62 2   636      7292SH         SOLE        0         0     0     7292
CONOCOPHILLIPS               COM                    20825C 10 4   459      7636SH         SOLE        0         0     0     7636
HOME DEPOT INC               COM                    437076 10 2   410      5882SH         SOLE        0         0     0     5882
LINN ENERGY LLC              UNIT LTD LIAB          536020 10 0   380     10000SH         SOLE        0         0     0    10000
APPLE INC                    COM                    037833 10 0   300       677SH         SOLE        0         0     0      677
ISHARES TR                   BARCLYS 3-7 YR         464288 66 1   425      3444SH         SOLE        0         0     0     3444
ISHARES TR                   INTL INFL LKD          46429B 77 0   344      6859SH         SOLE        0         0     0     6859
SPDR SERIES TRUST            BARCLYS TIPS ETF       78464A 65 6   316      5226SH         SOLE        0         0     0     5226
BAIDU INC                    SPON ADR REP A         056752 10 8   254      2900SH         SOLE        0         0     0     2900
BANK OF AMERICA CORPORATION  COM                    060505 10 4   252     20688SH         SOLE        0         0     0    20688
PHILIP MORRIS INTL INC       COM                    718172 10 9   295      3180SH         SOLE        0         0     0     3180
VANGUARD INDEX FDS           MID CAP ETF            922908 62 9   470      5064SH         SOLE        0         0     0     5064
WELLS FARGO & CO NEW         COM                    949746 10 1   278      7507SH         SOLE        0         0     0     7507
ENERGY TRANSFER PRTNRS L P   UNIT LTD PARTN         29273R 10 9   304      6000SH         SOLE        0         0     0     6000
INTEGRA LIFESCIENCES HLDGS C COM NEW                457985 20 8   214      5496SH         SOLE        0         0     0     5496
SPDR SERIES TRUST            NUVN CALI MUNI         78464A 44 1   200      8307SH         SOLE        0         0     0     8307
NUVEEN CAL AMT-FREE MUN INC  COM                    670651 10 8   150     10187SH         SOLE        0         0     0    10187
EATON VANCE CALIF MUN BD FD  COM                    27828A 10 0   164     13400SH         SOLE        0         0     0    13400